Debt (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 days
Debt [Line Items]
Interest including LIBOR on credit facilities	Borrowings under the revolving credit facilities (other than swingline loans) bear interest based, at PG&E Corporation's and the Utility's election, on (1) a London Interbank Offered Rate ("LIBOR") plus an applicable margin or (2) the base rate plus an applicable margin. The base rate will equal the higher of the following: the administrative agent's announced base rate, 0.5% above the federal funds rate, or the one-month LIBOR plus an applicable margin. Interest is payable quarterly in arrears, or earlier for loans with shorter interest periods.
Average yield on outstanding commercial paper	0.92%
Debt covenant ratio of total consolidated debt to total consolidated capitalization percentage	65.00%
Ownership requirement percentage	80.00%
Required ownership of voting capital stock	70.00%
Commercial paper program maximum	$ 1,750,000,000
Commercial paper, maturities (days)	365
Commercial paper average yield	0.36%
Interest including LIBOR on Floating Rate Senior Notes	For the years ended December 31, 2012 and 2011 the average interest rate on the Floating Rate Senior Notes was 0.92% and 0.94%, respectivley.
Pacific Gas And Electric Company [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300,000,000	[1]
Right to increase commitments	100,000,000
Line of Credit Facility, Expiration Date	May 31, 2016
Utility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity	3,000,000,000	[2]
Right to increase commitments	500,000,000
Line of Credit Facility, Expiration Date	May 31, 2016
PG&E Corporation's [Member]
Debt [Line Items]
Average outstanding borrowings	21,000,000
Maximum outstanding balance	120,000,000
Commercial Paper [Member]
Debt [Line Items]
Average outstanding borrowings	665,000,000
Maximum outstanding balance	1,400,000,000
Credit Facilities [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity	3,300,000,000
Floating Rate Senior Notes [Member]
Debt [Line Items]
Debt instrument, face amount	$ 250,000,000

[1]	Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
[2]	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days